Submission	Sep. 02, 2026
Submission [Line Items]
Central Index Key	0001567900
Registrant Name	REALLOYS INC.
Registration File Number	333-297127
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES